UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2002
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Muhlenkamp & Company
Address: 3000 Stonewood Drive, Suite 310
Wexford, PA 15090

Form 13F File Number: 28-03447

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Jack Kunkle
Title:   Analyst
Phone: 724-935-5520, Ext: 116

/s/ Jack Kunkle
July 30, 2004

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 89
Form 13F Information Table Value Total: 764,084
(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
- ------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ----
A T M I Inc.                   COM              00207r101    13454 427777.000SH      SOLE                        427777.000
Abitibi-Consol                 COM              003924107     2492 280000.000SH      SOLE                        280000.000
American Woodmark Corp         COM              030506109    19082 302513.347SH      SOLE                        302513.347
Anadarko Petroleum Corp.       COM              032511107     7218 127890.000SH      SOLE                        127890.000
Apollo Group Inc CL A          COM              037604105      803 15000.000SH       SOLE                         15000.000
Applied Materials              COM              038222105     8897 163940.000SH      SOLE                        163940.000
Ark Best Corp.                 COM              040790107    26980 970836.000SH      SOLE                        970836.000
BE Aerospace Inc               COM              073302101     1985 199922.000SH      SOLE                        199922.000
BEAZER HOMES USA INC           COM              07556q105    18740 241655.000SH      SOLE                        241655.000
Black & Decker Corp            COM              091797100     4314 92700.000SH       SOLE                         92700.000
CEMEX S A SPONSOR ADR NEW REP  COM              151290889    26253 888715.000SH      SOLE                        888715.000
CROSSMANN COMMUNITIES INC      COM              22764e109     2872 63500.000SH       SOLE                         63500.000
Calpine Corp.                  COM              131347106    28452 2240321.000SH     SOLE                        2240321.000
Cendant                        COM              151313103    24735 1288305.000SH     SOLE                        1288305.000
Centex Corp                    COM              152312104    22347 430335.000SH      SOLE                        430335.000
Citigroup Inc.                 COM              172967101    21625 436699.031SH      SOLE                        436699.031
Citrix Sys Inc                 COM              177376100    10975 635140.000SH      SOLE                        635140.000
Computer Assoc Int'l           COM              204912109     3014 137711.000SH      SOLE                        137711.000
Conductus                      COM              206784100     1284 583700.000SH      SOLE                        583700.000
Conoco Inc-New                 COM              208251504    21621 740938.000SH      SOLE                        740938.000
Conseco Inc.                   COM              208464107     7047 1946714.501SH     SOLE                        1946714.501
Countrywide Credit Ind Inc     COM              222372104     2518 56273.152SH       SOLE                         56273.152
D&K Healthcare                 COM              232861104    11830 197100.000SH      SOLE                        197100.000
DVI Inc                        COM              233343102      423 23000.000SH       SOLE                         23000.000
Delphi Automotive Systems Corp COM              247126105     7165 448120.000SH      SOLE                        448120.000
Dollar Tree Stores Inc         COM              256747106      984 30000.000SH       SOLE                         30000.000
El Paso Corporation            COM              28336l109    25775 585401.144SH      SOLE                        585401.144
Ethan Allen Interiors Inc      COM              297602104     1713 45000.000SH       SOLE                         45000.000
FIDELITY NATIONAL FINANCIAL IN COM              316326107    30454 1154881.000SH     SOLE                        1154881.000
Fannie Mae                     COM              313586109     9561 119694.000SH      SOLE                        119694.000
Ford                           COM              345370860     3232 196015.000SH      SOLE                        196015.000
Frontier Airlines              COM              359065109     4047 220900.000SH      SOLE                        220900.000
Furniture Brands Intl. Inc.    COM              360921100      288 7900.000 SH       SOLE                          7900.000
Gabelli Asset Management       COM              36239Y102     4828 121600.000SH      SOLE                        121600.000
General Cable Corp             COM              369300108     1799 126000.000SH      SOLE                        126000.000
General Electric               COM              369604103      472 12610.487SH       SOLE                         12610.487
GlobalSantaFe Corp.            COM              g3930e101      548 16756.000SH       SOLE                         16756.000
Goodrich Co, B F               COM              382388106     3179 100480.000SH      SOLE                        100480.000
Graco Inc.                     COM              384109104     7584 185649.000SH      SOLE                        185649.000
Houston Exploration            COM              442120101     5599 180600.000SH      SOLE                        180600.000
Intel Corp                     COM              458140100      699 22980.000SH       SOLE                         22980.000
International Business Machine COM              459200101     9011 86641.000SH       SOLE                         86641.000
JLG Industries Inc.            COM              466210101     2354 159052.801SH      SOLE                        159052.801
Knight Trading Group Inc.      COM              499063105      236 33100.000SH       SOLE                         33100.000
Lamson & Sessions              COM              513696104     2921 508000.000SH      SOLE                        508000.000
Libbey Inc Com                 COM              52989B108     1541 40000.000SH       SOLE                         40000.000
Masco Corp                     COM              574599106     4632 168750.000SH      SOLE                        168750.000
Mastec Inc.                    COM              576323109     5873 729535.000SH      SOLE                        729535.000
Mellon Financial Corp.         COM              58551A108     7674 198866.798SH      SOLE                        198866.798
Merck & Company                COM              589331107      794 13786.000SH       SOLE                         13786.000
Meritage Corp.                 COM              59001A102    19028 297770.000SH      SOLE                        297770.000
Merrill Lynch                  COM              590188108    14367 259420.000SH      SOLE                        259420.000
Mohawk Industries Inc.         COM              608190104    16009 266416.130SH      SOLE                        266416.130
Monaco Coach                   COM              60886R103     4215 173449.000SH      SOLE                        173449.000
Morgan Stanley Dean Witter Dis COM              617446448    12836 223980.000SH      SOLE                        223980.000
NVR Inc.                       COM              62944t105    41234 130695.000SH      SOLE                        130695.000
Nabors Industries              COM              629568106    10733 254030.000SH      SOLE                        254030.000
National RV Holdings           COM              637277104     4306 352400.000SH      SOLE                        352400.000
Ocean Energy Inc.              COM              67481e106    11083 560020.000SH      SOLE                        560020.000
Omni Energy Services           COM              68210T109       70 86400.000SH       SOLE                         86400.000
Orthodontic Centers of America COM              68750p103    16568 600070.000SH      SOLE                        600070.000
Patterson Energy Inc.          COM              703481101    18005 605400.000SH      SOLE                        605400.000
Philip Morris                  COM              718154107     1463 27780.000SH       SOLE                         27780.000
Photon Dynamics Inc.           COM              719364101     8840 173700.000SH      SOLE                        173700.000
Polaris Industries, Inc.       COM              731068102    20517 322095.000SH      SOLE                        322095.000
Polo Ralph Lauren Corp CL A    COM              731572103     1751 60000.000SH       SOLE                         60000.000
Pulte Homes, Inc.              COM              745867101     5269 110115.000SH      SOLE                        110115.000
R G Barry Corp                 COM              068798107     1943 322200.000SH      SOLE                        322200.000
RTI International Metals Inc.  COM              74973w107      462 40000.000SH       SOLE                         40000.000
Readers Digest Assoc.          COM              755267101     5051 225400.000SH      SOLE                        225400.000
Rush Enterprises Inc.          COM              781846100     2030 282005.000SH      SOLE                        282005.000
SCIOS Inc                      COM              808905103     1157 40000.000SH       SOLE                         40000.000
SUPERIOR INDUSTRIES INTL INC   COM              868168105    23250 476622.000SH      SOLE                        476622.000
Salton                         COM              795757103     4431 223230.000SH      SOLE                        223230.000
Sovereign Bancorp Inc.         COM              845905108     1405 100000.000SH      SOLE                        100000.000
Stanley Furniture              COM              854305208    15806 488730.000SH      SOLE                        488730.000
Super Value Stores             COM              868536103     4235 164132.000SH      SOLE                        164132.000
Terex Corp Del                 COM              880779103     2962 131050.000SH      SOLE                        131050.000
Texas Industries Inc.          COM              882491103    10360 251457.448SH      SOLE                        251457.448
Thor Industries Inc.           COM              885160101     2479 52400.000SH       SOLE                         52400.000
Timken Co.                     COM              887389104      282 12214.000SH       SOLE                         12214.000
Toll Brothers Inc.             COM              889478103     4980 99900.000SH       SOLE                         99900.000
Tyco International LTD         COM              902124106     6512 201492.000SH      SOLE                        201492.000
Visteon Corp.                  COM              92839u107     7260 438656.000SH      SOLE                        438656.000
Washington Mutual Inc.         COM              939322103     3390 102312.000SH      SOLE                        102312.000
Whirlpool Corp                 COM              963320106    19148 253445.000SH      SOLE                        253445.000
Wilsons Leather                COM              972463103     1106 92500.000SH       SOLE                         92500.000
Winnebago Inds. Inc.           COM              974637100     7391 176010.000SH      SOLE                        176010.000
Vanguard Long-Term Corp. Fund  MUT              922031109      226 26580.215SH       SOLE                         26580.215